Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property plant and equipment, gross	$ 1,478	$ 1,429
Less - accumulated depreciation and amortization	(1,099)	(957)
Net carrying amount	379	472
Computer Equipment [Member]
Property plant and equipment, gross	227	221
Office Furniture And Equipment [Member]
Property plant and equipment, gross	107	104
Machinery And Equipment [Member]
Property plant and equipment, gross	1,001	961
Leasehold Improvements [Member]
Property plant and equipment, gross	$ 143	$ 143